Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 4.59%
Automotive — 0.18%
Allison Transmission 144A 3.75% 1/30/31 #	10,000	$ 9,315
American Axle & Manufacturing 144A 6.375% 10/15/32 #	7,000	6,934
Clarios Global 144A 6.75% 9/15/32 #	10,000	10,086
Garrett Motion Holdings 144A 7.75% 5/31/32 #	10,000	10,361
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	17,911
Phinia 144A 6.625% 10/15/32 #	8,000	8,149
		62,756
Basic Industry — 0.52%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	10,000	10,331
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,000	10,424
Capstone Copper 144A 6.75% 3/31/33 #	14,000	13,921
Carpenter Technology 144A 5.625% 3/1/34 #	10,000	9,920
Celanese US Holdings
6.50% 4/15/30	2,000	2,042
6.75% 4/15/33	8,000	8,213
7.00% 2/15/31	5,000	5,138

Chemours 144A 7.875% 3/15/34 #	4,000	4,003
Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	19,376
Commercial Metals 144A 6.00% 12/15/35 #	14,000	13,816
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	8,000	7,921
Novelis 144A 4.75% 1/30/30 #	25,000	23,669
Olin 144A 6.625% 4/1/33 #	20,000	19,590
Quikrete Holdings 144A 6.75% 3/1/33 #	10,000	10,164
Standard Building Solutions 144A 6.50% 8/15/32 #	10,000	10,014
Standard Industries 144A 3.375% 1/15/31 #	15,000	13,455
		181,997
Capital Goods — 0.52%
Amentum Holdings 144A 7.25% 8/1/32 #	15,000	15,536
Amsted Industries 144A 6.375% 3/15/33 #	10,000	10,058
CACI International 144A 6.375% 6/15/33 #	14,000	14,261
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	14,000	$ 13,075
Cyprium 144A 6.125% 4/15/31 #	8,000	7,907
Enpro 144A 6.125% 6/1/33 #	15,000	15,209
Goat Holdco 144A 6.75% 2/1/32 #	5,000	5,035
Lsf12 Helix Parent 144A 7.125% 2/1/33 #	6,000	5,789
Manitowoc 144A 9.25% 10/1/31 #	10,000	10,455
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	5,000	5,004
144A 9.25% 4/15/30 #	22,000	20,460
Sealed Air
144A 5.00% 4/15/29 #	30,000	30,244
144A 6.50% 7/15/32 #	5,000	5,248

Terex 144A 6.25% 10/15/32 #	10,000	10,074
TransDigm
144A 6.125% 7/31/34 #	4,000	3,939
144A 6.625% 3/1/32 #	9,000	9,190
		181,484
Consumer Goods — 0.03%
Fiesta Purchaser
144A 7.875% 3/1/31 #	7,000	7,132
144A 9.625% 9/15/32 #	5,000	5,105
		12,237
Electric — 0.16%
Constellation Energy Generation 144A 4.625% 2/1/29 #	5,000	4,941
Hawaiian Electric 144A 6.00% 10/1/33 #	6,000	5,996
Lightning Power 144A 7.25% 8/15/32 #	15,000	15,604
NRG Energy 144A 6.00% 1/15/36 #	11,000	10,907
Vistra
144A 7.00% 12/15/26 #, μ, ψ	10,000	10,020
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,112
		57,580
Energy — 0.57%
Archrock Partners 144A 6.625% 9/1/32 #	10,000	10,202
Bristow Group 144A 6.75% 2/1/33 #	4,000	4,046
Crescent Energy Finance 144A 8.375% 1/15/34 #	4,000	4,185
NQ-FL7 [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
6.75% 3/15/34	3,000	$ 2,988
7.875% 5/15/32	5,000	5,145

Gulfport Energy Operating 144A 6.75% 9/1/29 #	10,000	10,240
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,480
144A 6.25% 4/15/32 #	5,000	4,842

Matador Resources 144A 6.25% 4/15/33 #	10,000	10,016
Murphy Oil 6.00% 10/1/32	4,000	3,976
Nabors Industries 144A 7.625% 11/15/32 #	6,000	6,146
NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,469
Noble Finance II 144A 8.00% 4/15/30 #	10,000	10,301
Permian Resources Operating 144A 7.00% 1/15/32 #	5,000	5,181
Rockies Express Pipeline 144A 6.75% 3/15/33 #	8,000	8,240
SM Energy
144A 6.625% 4/15/34 #	4,000	3,992
144A 8.625% 11/1/30 #	15,000	15,835

Sunoco 144A 7.25% 5/1/32 #	5,000	5,176
Transocean International
144A 7.875% 10/15/32 #	10,000	10,692
144A 8.50% 5/15/31 #	5,000	5,247
USA Compression Partners
144A 6.25% 10/1/33 #	10,000	9,985
144A 7.125% 3/15/29 #	3,000	3,071
Venture Global LNG
144A 7.00% 1/15/30 #	5,000	5,108
144A 8.375% 6/1/31 #	10,000	10,405
Venture Global Plaquemines LNG
144A 6.125% 12/15/30 #	4,000	4,116
144A 7.50% 5/1/33 #	6,000	6,599
		200,683
Financial Services — 0.34%
Air Lease 4.65% 6/15/26 μ, ψ	10,000	9,982
Azorra Finance 144A 7.75% 4/15/30 #	10,000	10,308
Block 144A 6.00% 8/15/33 #	20,000	19,690
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	10,000	9,544
Focus Financial Partners 144A 6.75% 9/15/31 #	10,000	9,941
FTAI Aviation Investors 144A 7.00% 6/15/32 #	10,000	10,259
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
OneMain Finance
6.625% 5/15/29	8,000	$ 8,018
6.75% 9/15/33	4,000	3,840
7.125% 9/15/32	3,000	2,958
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,000	4,830
144A 6.875% 2/15/33 #	10,000	9,577

Shift4 Payments 144A 6.75% 8/15/32 #	15,000	14,768
UWM Holdings 144A 6.25% 3/15/31 #	7,000	6,381
		120,096
Healthcare — 0.44%
Acadia Healthcare 144A 7.375% 3/15/33 #	14,000	14,351
AMN Healthcare 144A 6.50% 1/15/31 #	7,000	6,865
AthenaHealth Group 144A 6.50% 2/15/30 #	5,000	4,699
Avantor Funding 144A 3.875% 11/1/29 #	15,000	14,084
CHS
144A 4.75% 2/15/31 #	25,000	23,062
144A 9.75% 1/15/34 #	10,000	10,391
DaVita
144A 3.75% 2/15/31 #	10,000	9,175
144A 4.625% 6/1/30 #	10,000	9,621

Global Medical Response 144A 7.375% 10/1/32 #	8,000	8,314
Medline Borrower 144A 5.25% 10/1/29 #	7,000	6,943
Molina Healthcare 144A 6.50% 2/15/31 #	5,000	4,922
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,000	9,649
Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	14,751
Tenet Healthcare 144A 5.50% 11/15/32 #	17,000	16,855
		153,682
Insurance — 0.16%
Acrisure 144A 6.75% 7/1/32 #	21,000	20,256
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	8,000	7,595
HUB International 144A 7.375% 1/31/32 #	10,000	10,206

2    NQ-FL7 [0326] 0526 (5459500)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	10,000	$ 9,161
144A 8.50% 3/15/30 #	10,000	10,173
		57,391
Leisure — 0.28%
Boyd Gaming 144A 4.75% 6/15/31 #	20,000	19,033
Caesars Entertainment
144A 6.00% 10/15/32 #	10,000	9,212
144A 6.50% 2/15/32 #	10,000	9,892
144A 7.00% 2/15/30 #	18,000	18,231

Carnival 144A 6.125% 2/15/33 #	8,000	8,084
Life Time 144A 6.00% 11/15/31 #	15,000	15,127
Lindblad Expeditions 144A 7.00% 9/15/30 #	10,000	10,216
Six Flags Entertainment
144A 6.625% 5/1/32 #	5,000	4,993
144A 8.625% 1/15/32 #	2,000	2,005
		96,793
Media — 0.46%
Arches Buyer 144A 6.125% 12/1/28 #	5,000	4,793
CCO Holdings
4.50% 5/1/32	20,000	17,884
144A 5.375% 6/1/29 #	4,000	3,948
144A 7.00% 2/1/33 #	7,000	7,026

Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	5,000	5,299
CMG Media 144A 8.875% 6/18/29 #	10,000	8,696
Gray Media
144A 5.375% 11/15/31 #	12,000	8,920
144A 7.25% 8/15/33 #	3,000	3,025

McGraw-Hill Education 144A 7.375% 9/1/31 #	17,000	17,366
Midcontinent Communications 144A 8.00% 8/15/32 #	15,000	13,990
Nexstar Media 144A 6.50% 9/15/33 #	6,000	6,049
OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	5,855	6,070
Sirius XM Radio 144A 4.00% 7/15/28 #	12,000	11,590
Snap 144A 6.875% 3/1/33 #	15,000	14,176
Stagwell Global 144A 5.625% 8/15/29 #	20,000	19,058
Univision Communications 144A 7.375% 6/30/30 #	10,000	9,806
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Versant Media Group 144A 7.25% 1/30/31 #	2,000	$ 2,048
		159,744
Real Estate — 0.13%
Forestar Group 144A 6.50% 3/15/33 #	5,000	4,948
Iron Mountain 144A 5.25% 3/15/28 #	20,000	19,922
Millrose Properties 144A 6.375% 8/1/30 #	8,000	8,003
RHP Hotel Properties 144A 6.50% 6/15/33 #	10,000	10,190
Starwood Property Trust 144A 6.50% 7/1/30 #	3,000	3,065
		46,128
Retail — 0.29%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,837
4.75% 3/1/30	10,000	9,642
Bath & Body Works
6.875% 11/1/35	14,000	13,788
6.95% 3/1/33	9,000	8,695

Magnera 144A 7.25% 11/15/31 #	18,000	16,681
Michaels
144A 8.50% 3/15/33 #	11,000	10,720
144A 11.00% 3/15/34 #	3,000	2,797

Murphy Oil USA 144A 3.75% 2/15/31 #	25,000	23,245
Victra Holdings 144A 8.75% 9/15/29 #	5,000	5,193
William Carter 144A 7.375% 2/15/31 #	7,000	7,148
		102,746
Services — 0.22%
Herc Holdings
144A 6.00% 3/15/34 #	4,000	3,871
144A 7.00% 6/15/30 #	5,000	5,130

QXO Building Products 144A 6.75% 4/30/32 #	4,000	4,083
Resideo Funding 144A 6.50% 7/15/32 #	8,000	7,892
Staples 144A 10.75% 9/1/29 #	10,000	9,256
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	3,000	3,066
Waste Pro USA 144A 7.00% 2/1/33 #	10,000	10,138
White Cap Supply Holdings 144A 7.375% 11/15/30 #	18,000	17,473
NQ-FL7 [0326] 0526 (5459500)    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

Williams Scotsman 144A 6.625% 4/15/30 #	15,000	$ 15,249
		76,158
Technology & Electronics — 0.13%
Black Pearl Compute 144A 6.125% 2/15/31 #	4,000	4,076
Capstone Borrower 144A 8.00% 6/15/30 #	11,000	10,521
Cipher Compute 144A 7.125% 11/15/30 #	3,000	3,112
Cloud Software Group 144A 6.50% 3/31/29 #	13,000	12,695
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	8,000	7,990
WULF Compute 144A 7.75% 10/15/30 #	4,000	4,229
Zebra Technologies 144A 6.50% 6/1/32 #	3,000	3,023
		45,646
Telecommunications — 0.08%
Rogers Communications 7.125% 4/15/55 μ	20,000	20,478
Uniti Services 144A 7.50% 10/15/33 #	7,000	7,283
		27,761
Transportation — 0.08%
Genesee & Wyoming 144A 6.25% 4/15/32 #	25,000	25,330
United Airlines Holdings 5.375% 3/1/31	2,000	1,961
		27,291
Total Corporate Bonds (cost $1,623,650)		1,610,173

US Treasury Obligations — 27.12%
US Treasury Bonds
1.375% 8/15/50	95,000	46,474
1.625% 11/15/50	290,000	151,366
1.75% 8/15/41	335,000	224,077
2.25% 8/15/46	435,000	283,651
2.25% 8/15/49	265,000	164,890
2.75% 11/15/42	405,000	308,196
2.875% 5/15/49	645,000	458,756
4.375% 11/15/39	95,000	92,699
4.375% 5/15/41	140,000	134,887
US Treasury Notes
1.25% 8/15/31	910,000	790,012
1.375% 11/15/31	905,000	784,999
2.875% 8/15/28	1,400,000	1,370,687
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.50% 11/30/30	370,000	$ 363,221
3.75% 12/31/30	790,000	783,350
3.875% 8/15/34	375,000	365,515
4.125% 10/31/26	1,000,000	1,001,815
4.125% 10/31/29	1,275,000	1,285,608
4.375% 7/31/26	910,000	911,991
Total US Treasury Obligations (cost $9,565,095)		9,522,194
	Number of shares
Common Stocks — 56.30%♣
Communication Services — 4.02%
Alphabet Class A	1,654	475,624
Alphabet Class C	761	218,301
AT&T	8,398	243,458
KDDI	600	10,216
Meta Platforms Class A	342	195,669
Publicis Groupe	151	12,498
Verizon Communications	5,076	254,815
		1,410,581
Consumer Discretionary — 4.40%
adidas	196	31,724
Amadeus IT Group	629	35,967
Amazon.com †	685	142,665
Best Buy	1,990	127,758
Booking Holdings	33	138,940
eBay	1,482	134,892
Expedia Group	209	48,256
Ford Motor	4,824	55,669
Lowe's	559	132,080
LVMH Moet Hennessy Louis Vuitton	43	23,506
NIKE Class B	2,355	124,391
Ross Stores	1,152	249,558
Sodexo	686	35,214
TJX	1,665	265,900
		1,546,520
Consumer Staples — 2.61%
Altria Group	3,476	229,381
Anheuser-Busch InBev	412	28,505
Asahi Group Holdings	600	5,991
Diageo	1,186	22,056
Hershey	462	96,045
Kao	600	23,356
Magnum Ice Cream †	61	895
Nestle	156	15,302
PepsiCo	762	118,331

4    NQ-FL7 [0326] 0526 (5459500)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Staples (continued)
Philip Morris International	1,447	$ 239,247
Procter & Gamble	806	116,419
Seven & i Holdings	600	8,070
Unilever	253	13,890
		917,488
Energy — 2.72%
Chevron	1,187	245,590
Expand Energy	652	71,577
Exxon Mobil	3,752	636,564
		953,731
Financials — 10.55%
American Financial Group	1,403	179,177
Ameriprise Financial	301	133,764
Artisan Partners Asset Management Class A	1,793	65,247
Bank of America	3,079	150,101
Bank of New York Mellon	2,236	265,257
Blackrock	217	208,691
Blackstone	1,117	128,444
Charles Schwab	1,446	135,895
Citizens Financial Group	3,118	186,986
Corebridge Financial	5,387	128,534
Fidelity National Financial	2,364	109,642
Fifth Third Bancorp	2,023	93,989
Huntington Bancshares	5,521	86,404
Intercontinental Exchange	925	145,484
KeyCorp	11,407	228,710
London Stock Exchange Group	137	16,178
Marsh & McLennan	835	144,831
MetLife	2,419	171,072
Pluxee	854	10,501
PNC Financial Services Group	586	121,941
Principal Financial Group	2,162	194,818
Progressive	710	140,750
Prudential Financial	539	52,655
Regions Financial	2,570	67,128
State Street	1,369	173,261
Synchrony Financial	3,097	210,658
Wells Fargo & Co.	1,916	152,533
		3,702,651
Healthcare — 7.60%
AbbVie	1,414	307,531
Alcon	104	7,861
Bristol-Myers Squibb	3,380	204,997
Cardinal Health	1,187	250,825
Cencora	647	203,249
Cigna Group	537	143,245
Coloplast Class B	560	38,147
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Gilead Sciences	1,959	$ 273,026
Johnson & Johnson	667	163,041
McKesson	273	236,243
Merck & Co.	2,291	275,584
Novo Nordisk Class B	839	30,703
Pfizer	6,776	190,270
Roche Holding	73	29,134
SIGA Technologies	7,543	40,355
Smith & Nephew	975	15,448
Thermo Fisher Scientific	247	121,408
Zoetis	1,150	135,941
		2,667,008
Industrials — 3.87%
Atlas Copco Class B	1,411	22,057
Carrier Global	2,400	135,144
Comfort Systems USA	52	71,708
CSX	4,054	166,417
Dover	741	154,462
DSV	115	27,773
Intertek Group	480	23,356
Jacobs Solutions	1,087	138,353
Knorr-Bremse	127	14,510
Kone Class B	223	14,237
Lockheed Martin	152	91,867
Makita	800	26,293
Masco	2,514	151,770
Northrop Grumman	225	153,504
Schneider Electric	49	13,347
Securitas Class B	1,137	19,042
United Parcel Service Class B	1,111	109,300
Wolters Kluwer	330	24,647
		1,357,787
Information Technology — 18.10%
Accenture Class A	537	106,482
Analog Devices	471	149,844
Apple	3,515	892,072
ASML Holding	33	43,882
Broadcom	1,481	458,384
CDW	800	96,816
Cisco Systems	5,136	398,502
Dell Technologies Class C	1,379	226,335
HP	5,443	104,560
Lam Research	1,771	378,392
Micron Technology	1,015	342,908
Microsoft	2,026	749,964
Monolithic Power Systems	220	240,537
NetApp	1,482	151,742
NVIDIA	7,739	1,349,681
Qnity Electronics	950	109,611
NQ-FL7 [0326] 0526 (5459500)    5

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
QUALCOMM	1,274	$ 164,066
SAP	205	34,949
Seagate Technology Holdings	512	200,581
Teledyne Technologies †	260	157,303
		6,356,611
Materials — 1.02%
Air Liquide	133	27,491
Amcor	876	34,821
DuPont de Nemours	3,196	146,377
PPG Industries	1,401	149,739
		358,428
Real Estate — 0.46%
Prologis	1,232	162,846
		162,846
Utilities — 0.95%
Duke Energy	1,208	158,176
Edison International	2,394	175,193
		333,369
Total Common Stocks (cost $13,407,539)		19,767,020

Preferred Stock — 0.05%♣
Consumer Staples — 0.05%
Henkel & Co. 3.17% ω	239	18,463
		18,463
Total Preferred Stock (cost $19,424)		18,463

Exchange-Traded Funds — 12.58%
iShares Core MSCI EAFE ETF	9,622	871,080
iShares Core US Aggregate Bond ETF	3,417	339,205
iShares iBoxx High Yield Corporate Bond ETF	7,110	565,672
Vanguard S&P 500 ETF	4,419	2,640,573
Total Exchange-Traded Funds (cost $4,489,183)		4,416,530

Short-Term Investments — 0.37%
Money Market Mutual Funds — 0.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	32,153	32,153
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	32,154	32,154
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	32,154	$ 32,154
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	32,153	32,153
Total Short-Term Investments (cost $128,614)		128,614

Total Value of Securities—101.01% (cost $29,233,505)		35,462,994
Liabilities Net of Receivables and Other Assets—(1.01)%★		(354,381)
Net Assets Applicable to 2,537,160 Shares Outstanding—100.00%		$35,108,613
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $1,467,514, which represents 4.18% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $8,360 cash collateral held at broker for futures contracts as of March 31, 2026.

6    NQ-FL7 [0326] 0526 (5459500)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 5 yr Notes
2	$216,360	$219,114	6/30/26	$(2,754)	$281
US Treasury 10 yr Ultra Notes
2	227,031	232,364	6/18/26	(5,333)	594
Total Futures Contracts		$451,478		$(8,087)	$875
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
yr – Year
USD – US Dollar

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